Income taxes - Disclosure of non-capital tax losses expiry (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	$ 132,532
Expiry in 2025 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	3,736
Expiry in 2026 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	7,508
Expiry in 2027 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	4,706
Expiry in 2028 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	3,417
Expiry in 2029 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	3,604
Expiry in 2030 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	1,924
Expiry in 2031 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	1,592
Expiry in 2032 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	2,912
Expiry in 2033 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	2,011
Expiry in 2034 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	4,921
Expiry in 2035 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	6,646
Expiry in 2036 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	15,466
Expiry in 2037 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	26,223
Expiry in 2038 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	21,857
Expiry in 2039 [Member]
Disclosure Of Income Taxes [Line Items]
Non-capital tax losses	$ 26,009